Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate

INCOME BEFORE INCOME TAXES	2016	2015	2014
U.S.	$132.4	$143.8	$59.5
Non-U.S.	671.4	531.9	607.5

Total	$803.8	$675.7	$667.0

Schedule of Provision for Income Taxes
PROVISION FOR INCOME TAXES	2016	2015	2014
Current
U.S. federal	$53.9	$68.9	$32.2
Non-U.S.	209.1	169.2	166.2
U.S. state and local	3.5	4.2	0.4
Deferred
U.S. federal	(8.3)	(9.3)	(3.2)
Non-U.S.	(15.6)	(13.7)	2.9
U.S. state and local	(0.4)	(1.1)	(0.5)

Total income tax expense	$242.2	$218.2	$198.0

Schedule of Effective Income Tax Rate
EFFECTIVE INCOME TAX RATE	2016	2015	2014
U.S. federal income tax rate	35.0%	35.0%	35.0%
Foreign tax rate variances	(7.7)	(8.1)	(8.5)
Tax credits	(3.7)	(4.3)	(4.9)
Change in Valuation Allowances	1.3	0.1	0.6
Current year losses with no benefit	2.1	4.1	5.9
Net operating loss carry-forwards	(2.3)	(0.5)	(0.0)
Changes in tax reserves	0.5	1.4	(0.1)
U.S. Expense Allocation	2.0	2.7	2.1
Earnings of equity investments	(0.1)	(0.2)	(0.4)
Withholding taxes	2.8	1.2	0.6
State taxes, net of federal benefit	0.2	0.3	0.0
Other, net	(0.0)	0.6	(0.6)

Effective income tax rate	30.1%	32.3%	29.7%

Schedule of Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

UNRECOGNIZED TAX BENEFITS	2016	2015	2014
Unrecognized tax benefits at beginning of year	$25.2	$21.5	$22.7
Increases as a result of tax positions taken during a prior period	4.5	2.5	0.6
Decreases as a result of tax positions taken during a prior period	(0.2)	(0.1)	(0.0)
Increases as a result of tax positions taken during the current period	5.8	5.7	3.1
Decreases as a result of tax positions taken during the current period	(1.7)	0.0	0.0
Decreases relating to settlements with taxing authorities	(1.3)	(0.7)	(2.4)
Decreases resulting from the lapse of the applicable statute of limitations	(3.5)	(2.0)	(1.2)
Translation Difference	(1.6)	(1.7)	(1.3)

Total unrecognized tax benefits at end of year	$27.2	$25.2	$21.5

Schedule of Deferred Taxes
The tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities were as follows.

DEFERRED TAXES DECEMBER 31	2016	2015	2014
Assets
Provisions	$110.8	$90.6	$90.6
Costs capitalized for tax	19.1	21.3	12.0
Property, plant and equipment	14.8	15.5	18.9
Retirement Plans	66.8	60.8	73.6
Tax receivables, principally NOL’s	221.1	192.8	166.2
Deferred tax assets before allowances	$433.6	$381.0	$361.3
Valuation allowances	(210.0)	(177.7)	(150.1)

Total	$223.6	$203.3	$211.2

Liabilities
Acquired intangibles	$(12.2)	$(18.4)	$(22.0)
Statutory tax allowances	(0.0)	(0.6)	(0.7)
Insurance deposit	(0.0)	(3.3)	(5.0)
Distribution taxes	(29.4)	(29.8)	(34.0)
Other	(4.9)	(2.9)	(2.6)

Total	$(46.5)	$(55.0)	$(64.3)

Net deferred tax asset	$177.1	$148.3	$146.9

Schedule of Valuation Allowances Against Deferred Tax Assets
The following table summarizes the activity related to the Company’s valuation allowances:

VALUATION ALLOWANCES AGAINST DEFERRED TAX ASSETS DECEMBER 31	2016	2015	2014
Allowances at beginning of year	$177.7	$150.1	$115.5
Benefits reserved current year	43.5	53.7	55.2
Benefits recognized current year	(13.8)	(5.2)	(0.7)
Write-offs and other changes	(0.5)	(0.2)	(3.0)
Translation difference	3.1	(20.7)	(16.9)

Allowances at end of year	$210.0	$177.7	$150.1